Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Fair Values Of Financial Assets And Liabilities [Abstract]
Schedule of financial assets carried at fair value by valuation hierarchy	The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2024
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,784	282	2,066
Equity shares	195	–	4	199
Total financial assets at fair value through profit or loss	195	1,784	286	2,265
Financial assets at fair value through other comprehensive income:
Debt securities	14,038	13,432	51	27,521
Equity shares	–	–	–	–
Total financial assets at fair value through other comprehensive income	14,038	13,432	51	27,521
Derivative financial instruments	–	2,688	–	2,688
Total financial assets carried at fair value	14,233	17,904	337	32,474

At 31 December 2023
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,391	266	1,657
Equity shares	201	–	4	205
Total financial assets at fair value through profit or loss	201	1,391	270	1,862
Financial assets at fair value through other comprehensive income:
Debt securities	15,025	12,259	52	27,336
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	15,025	12,259	53	27,337
Derivative financial instruments	–	3,165	–	3,165
Total financial assets carried at fair value	15,226	16,815	323	32,364
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2024
Financial liabilities at fair value through profit or loss	–	4,886	23	4,909
Derivative financial instruments	–	3,832	148	3,980
Total financial liabilities carried at fair value	–	8,718	171	8,889

At 31 December 2023
Financial liabilities at fair value through profit or loss	–	5,232	23	5,255
Derivative financial instruments	–	4,168	139	4,307
Total financial liabilities carried at fair value	–	9,400	162	9,562

Schedule of movements in the level 3 financial assets portfolio	The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total financial assets carried at fair value £m

At 1 January 2024	270	53	323
Exchange and other adjustments	–	(1)	(1)
Gains recognised in the income statement within other income	26	–	26
Purchases/increases to customer loans	6	–	6
Sales/repayments of customer loans	(16)	(1)	(17)
At 30 June 2024	286	51	337
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2024	26	–	26

At 1 January 2023	295	52	347
Exchange and other adjustments	–	(2)	(2)
Gains recognised in the income statement within other income	17	4	21
Purchases/increases to customer loans	–	–	–
Sales/repayments of customer loans	(8)	(2)	(10)
At 30 June 2023	304	52	356
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2023	17	2	19

Schedule of movements in the level 3 financial liabilities portfolio	The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2024	23	139	162
Losses recognised in the income statement within other income	2	19	21
Redemptions	(2)	(10)	(12)
At 30 June 2024	23	148	171
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2024	2	(21)	(19)

At 1 January 2023	26	163	189
(Gains) losses recognised in the income statement within other income	(1)	13	12
Redemptions	–	(11)	(11)
At 30 June 2023	25	165	190
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2023	(1)	(16)	(17)

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities	The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2024	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	282	20	(19)
Equity investments			4
			286
Financial assets at fair value through other comprehensive income			51
Level 3 financial assets carried at fair value			337

Financial liabilities at fair value through profit or loss			23	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	14
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	134	13	(12)
			148
Level 3 financial liabilities carried at fair value			171
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2023	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 50bps)	266	21	(19)
Equity investments			4
			270
Financial assets at fair value through other comprehensive income			53
Level 3 financial assets carried at fair value			323

Financial liabilities at fair value through profit or loss			23	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	16
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)	123	13	(12)
			139
Level 3 financial liabilities carried at fair value			162
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

Schedule of carrying values and fair values of financial assets and liabilities	The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2024		At 31 December 2023
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	7,067	7,067	8,810	8,810
Loans and advances to customers	435,310	429,131	433,124	423,183
Reverse repurchase agreements	42,273	42,273	32,751	32,751
Debt securities	12,619	12,110	12,546	12,506
Due from fellow Lloyds Banking Group undertakings	789	789	840	840
Financial assets at amortised cost	498,058	491,370	488,071	478,090

Financial liabilities
Deposits from banks	2,973	2,965	3,557	3,557
Customer deposits	446,165	446,802	441,953	442,391
Repurchase agreements	37,848	37,848	37,702	37,702
Due to fellow Lloyds Banking Group undertakings	5,168	5,168	2,932	2,932
Debt securities in issue	48,725	48,681	52,449	52,243
Subordinated liabilities	6,764	6,880	6,935	7,160